SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Investment at cost (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments	¥ 134,261	¥ 122,101
Impairment loss on equity securities without readily determinable fair values	¥ 34,804	¥ 23,509